TRADE AND OTHER RECEIVABLES - Changes in allowance for doubtful accounts receivables (Details) - RUB (₽) ₽ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Changes in the allowance for doubtful accounts receivable
Balance, beginning of the year	₽ (3,536)
Balance, end of the year	(3,245)	₽ (3,536)
Trade and other receivables
Changes in the allowance for doubtful accounts receivable
Balance, beginning of the year	(3,536)	(4,623)	₽ (4,203)
Allowance for ECL	(2,203)	(1,135)	(3,382)
Accounts receivable written off	2,522	2,232	2,719
Disposal/(Acquisition) of subsidiaries	(28)	(10)	243
Balance, end of the year	₽ (3,245)	₽ (3,536)	₽ (4,623)